Employee Benefit Plans - Defined Benefit Plans Measured Using Significant Unobservable Inputs Level 3 (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended									12 Months Ended
	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]
Dec. 31, 2012
Defined Benefit Pension Plans, Defined Benefit [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Private equity funds [Member]
Fair Value, Inputs, Level 3 [Member]

Dec. 31, 2011
Defined Benefit Pension Plans, Defined Benefit [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Private equity funds [Member]
Fair Value, Inputs, Level 3 [Member]
									Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Guaranteed insurance contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Guaranteed insurance contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Hedge funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Hedge funds [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets -beginning	$ 9,000	$ 3,573	$ 3,393	$ 3,202	$ 72	$ 69	$ 318	$ 307	$ 390	$ 376	$ 5,431	$ 4,884	$ 4,738	$ 399	$ 306	$ 280	$ 206	$ 116	$ 97	$ 3	$ 3
Purchases					1	2	20	30	21	32				28	70	13	67	15	3	0	0
Sales					(11)	(6)	(48)	(61)	(59)	(67)				28	4	21	0	7	3	0	1
Net transfers in from Level 1															14		2		12		0
Net transfers in from Level 2														69	9	69	0	0	9	0	0
Realized gains (losses)					1	0	36	46	37	46				5	(1)	1	0	4	(1)	0	0
Unrealized gains (losses)					(5)	6	(26)	(4)	(31)	2				(26)	8	(25)	12	(1)	(4)	0	0
Currency translation														19	(7)	15	(4)	4	(3)	0	0
Other						1		0		1					4		(3)		6		1
Fair Value of Plan Assets - ending	$ 9,000	$ 3,573	$ 3,393	$ 3,202	$ 58	$ 72	$ 300	$ 318	$ 358	$ 390	$ 5,431	$ 4,884	$ 4,738	$ 466	$ 399	$ 332	$ 280	$ 131	$ 116	$ 3	$ 3